Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The New Economy Fund
Entity Central Index Key	0000719608
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
The New Economy Fund - Class A
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class A
Trading Symbol	ANEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 26.94% for the year ended November 30, 2025. That result compares with a 18.21% gain for the
MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class A (with sales charge) *	19.64%	9.98%	12.73%
The New Economy Fund — Class A (without sales charge) *	26.94%	11.29%	13.40%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class C
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class C
Trading Symbol	ANFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 167	1.48%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 25.97% for the year ended November 30, 2025. That result compares with a 18.21% gain for
the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in
Denmark
, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class C (with sales charge) *	24.97%	10.45%	12.70%
The New Economy Fund — Class C (without sales charge) *	25.97%	10.45%	12.70%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class T
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class T
Trading Symbol	TNEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 55	0.48%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 27.26% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted
positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The New Economy Fund — Class T (with sales charge) 2	24.07%	11.00%	14.32%
The New Economy Fund — Class T (without sales charge) 2	27.26%	11.57%	14.66%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	11.72%
S&P 500 Index 3	15.00%	15.28%	15.04%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class F1
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class F-1
Trading Symbol	ANFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 88	0.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 26.86% for the year ended November 30, 2025. That result compares with a 18.21% gain for the
MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in
Denmark
, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class F-1 *	26.86%	11.24%	13.34%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class F2
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class F-2
Trading Symbol	NEFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 58	0.51%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 27.21% for the year ended November 30, 2025. That result compares with a 18.21% gain for the
MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class F-2 *	27.21%	11.55%	13.66%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class F3
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class F-3
Trading Symbol	FNEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 47	0.41%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 27.33% for the year ended November 30, 2025. That result compares with a 18.21% gain for the
MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The New Economy Fund — Class F-3 2	27.33%	11.66%	14.95%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	11.84%
S&P 500 Index 3	15.00%	15.28%	15.09%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest
directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-A
Trading Symbol	CNGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 86	0.76%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 26.90% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class 529-A (with sales charge) *	22.47%	10.46%	12.94%
The New Economy Fund — Class 529-A (without sales charge) *	26.90%	11.25%	13.34%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-C
Trading Symbol	CNGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 172	1.52%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 25.94% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class 529-C (with sales charge) *	24.94%	10.40%	12.91%
The New Economy Fund — Class 529-C (without sales charge) *	25.94%	10.40%	12.91%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund Class 529-E
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-E
Trading Symbol	CNGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 114	1.01%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 26.60% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class 529-E *	26.60%	10.99%	13.08%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-T
Trading Symbol	TENEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 60	0.53%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 27.18% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The New Economy Fund — Class 529-T (with sales charge) 2	24.01%	10.94%	14.26%
The New Economy Fund — Class 529-T (without sales charge) 2	27.18%	11.50%	14.60%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	11.72%
S&P 500 Index 3	15.00%	15.28%	15.04%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-F-1
Trading Symbol	CNGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 27.13% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class 529-F-1 *	27.13%	11.45%	13.57%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund Class 529-F-2
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-F-2
Trading Symbol	FNEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 58	0.51%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 27.21% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The New Economy Fund — Class 529-F-2 2	27.21%	11.53%	13.65%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	14.35%
S&P 500 Index 3	15.00%	15.28%	17.38%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-F-3
Trading Symbol	FNNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 52	0.46%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 27.28% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The New Economy Fund — Class 529-F-3 2	27.28%	11.59%	13.71%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	14.35%
S&P 500 Index 3	15.00%	15.28%	17.38%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund Class R-1
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-1
Trading Symbol	RNGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 168	1.49%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 25.98% for the year ended November 30,
2025
. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-1 *	25.98%	10.46%	12.54%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices
LLC
.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions )	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund Class R-2
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-2
Trading Symbol	RNGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 169	1.50%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 25.99% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-2 *	25.99%	10.45%	12.54%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI
and
S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund® Class R-2E
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-2E
Trading Symbol	RNNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 136	1.20%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 26.33% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-2E *	26.33%	10.77%	12.87%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested
and
reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund® Class R-3
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-3
Trading Symbol	RNGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R- 3	$ 119	1.05%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 26.54% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-3 *	26.54%	10.94%	13.04%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund® Class R-4
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-4
Trading Symbol	RNGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 26.90% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-4 *	26.90%	11.27%	13.38%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund® Class R-5E
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-5E
Trading Symbol	RNGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R- 5E	$ 62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 27.16% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-5E *	27.16%	11.49%	13.61%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones
Indices
LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund® Class R-5
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-5
Trading Symbol	RNGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 52	0.46%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 27.29% for the year ended November 30, 2025. That result compares
with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-5 *	27.29%	11.61%	13.72%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would
have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-6
Trading Symbol	RNGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 47	0.41%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 27.36% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-6 *	27.36%	11.66%	13.78%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,515,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 138,000,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.